SUBSEQUENT EVENTS (Details)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Subsequent Event [Line Items]
Debt Instrument, Face Amount | ¥		¥ 800,000,000
Subsequent Event [Member] | 2019 Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount	$ 61,074,000
Debt Instrument, Face Amount	$ 10,000